Accrued Liabilities - Components of Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities Current [Abstract]
Employee-related liabilities	$ 54.0	$ 40.6
Customer-related liabilities	19.3	19.0
Accrued interest payable	6.2	0.0
Restructuring liabilities	3.7	3.6
Accrued fixed assets		4.1
Other	17.5	8.1
Total accrued liabilities	$ 100.7	$ 75.4